Accrued liabilities	12 Months Ended
Dec. 31, 2023
Accrued liabilities
Accrued liabilities

15.  Accrued liabilities

a)  The detail of current accrued liabilities as of December 31, 2023 and 2022 is as follows:

	2023		2022
Fuel and traffic accrued expenses	US$	68,945	US$	105,284
Maintenance and aircraft parts accrued expenses		23,199		25,172
Sales, marketing and distribution accrued expenses		22,543		7,636
Salaries and benefits		19,628		19,091
Accrued administrative expenses		15,491		12,517
Maintenance deposits		3,825		5,933
Deferred revenue from V Club membership		3,707		4,967
Information and communication accrued expenses		3,224		2,979
Supplier services agreement		1,449		2,262
Others		473		408
Benefits from suppliers		279		270
Advances from travel agencies		—		53
	US$	162,763	US$	186,572

b)  Non-current accrued liabilities as of December 31, 2023 and 2022 is as follows:

	2023		2022
Supplier services agreement	US$	12,964	US$	12,914
Other		551		369
	US$	13,515	US$	13,283